Investment Strategy	Aug. 27, 2024
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and will not seek to replicate the performance of an index.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. The term “taxable” in the Fund’s name refers to taxable fixed income instruments and the term “quality” in the Fund’s name refers to investment grade securities.  These investment grade, intermediate term securities will be U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), Floating Rate Notes (FRN),  U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities,  domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities,  and domestic preferred securities, all with a weighted average duration of no more than 150% of Bloomberg Intermediate U.S. Gov/Credit Index or less than 50% of the Bloomberg Intermediate U.S. Gov/Credit Index. The Bloomberg Intermediate U.S. Gov/Credit Index had a weighted average maturity of 4.21 years and a weighted average duration of 3.78 years as of December 31, 2023.
The average maturity or duration of the Fund’s portfolio will vary based on the Subadvisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  Maturity is the agreed-upon date on which an investment ends, triggering the repayment of the fixed income security.  Duration measures the sensitivity of a fixed income security’s price to changes in interest rates.
The Subadvisor expects to actively adjust the Fund’s average maturity and average duration to meet its expectations of opportunity for incremental income and yield from the portfolio given its outlook for macroeconomic conditions and expected change, microeconomic credit quality of issuers, and other factors that affect the fixed income markets in general and issuers specifically (these include the current macroeconomic cycle of growth, recession, rates of growth in the economy and the Subadvisor’s assessment of how the Federal Reserve and the largest central banks, especially in Europe and Asia, might adjust monetary policy in the coming economic quarters and fiscal years). When considering the future direction of market interest rates and economic policy, the Subadvisor believes that consumer debt levels, government debt levels as a percentage of current and projected gross domestic product, corporate debt levels as a percentage of revenues, and net capital are some of the more important factors to consider. Each of these factors contributes to the Subadvisor’s assessment of the preferred average maturity and duration of the Fund’s portfolio at any given time.
The securities in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Subadvisor to be of comparable credit quality).
The U.S. agency bonds in which the Fund invests are mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations. These mortgage-backed securities include, among others, government mortgage pass-through securities (a security based on mortgage receivables that provides the investor a right to a portion of those profits) and collateralized mortgage obligations (“CMOs”).

Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and will not seek to replicate the performance of an index. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. While these securities will be exempt from federal income taxes, a significant portion of these securities could be subject to the alternative minimum tax. The Fund normally invests in municipal obligations rated A or higher by S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the Subadvisor to be of comparable quality at the time of purchase. The Fund may invest up to 30% of its net assets in municipal obligations rated BBB by S&P, Fitch or Moody’s or, if unrated, determined by the Subadvisor to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the Subadvisor believes it would be advantageous to the Fund to do so.
With respect to its investments in municipal obligations, the Fund invests primarily in general obligation or revenue bonds. General obligation bonds are backed by the general revenue of the issuing municipality, while revenue bonds are supported by a specific revenue source, such as income from a toll road or sewer system.  The Fund currently targets an average portfolio duration of approximately 2 to 4.5 years and an average weighted portfolio maturity of approximately 3 to 6 years but may invest in securities of any maturity or duration and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar-weighted average portfolio duration, including the acquisition of municipal obligations at a premium or discount. A premium municipal obligation is priced above the stated face value of the municipal obligation (also known as par). During periods of rising interest rates, municipal obligations may be offered and traded at a “discount,” which is when the municipal obligation is priced below par.  The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio. The Subadvisor defines relative value trading as taking advantage of price opportunities in the markets for municipal obligations by looking for market inefficiencies using the Subadvisor’s assessment of creditworthiness of the issuer, analysis of an issuer’s revenue history and projections of revenues to be used as sources of repayment for the debt issue,  the issuer’s credit strength as measured by rating agencies, economic growth prospects in the regional economy that may affect the issuer,  and the pricing of new issue and secondary market municipal issues of comparable quality. The same factors are used to assist the Subadvisor in making decisions to sell investments. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises. The Fund may hold cash and may invest in cash equivalents and money market instruments with up to 20% of the Fund’s net assets.
The Subadvisor’s process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the Subadvisor considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers may sell a security when its credit quality declines, when the remaining maturity of a fixed-income security reaches a certain point or to pursue more attractive investment options.